Schedule of Domestic and International Customers Products Sales (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Geographical Information [Line Items]
Total sales	$ 735,817	$ 545,934	$ 2,196,196	$ 1,530,170	$ 2,142,040	$ 1,606,254
Domestic (U.S.)
Schedule Of Geographical Information [Line Items]
Total sales					2,096,825	1,559,614
International
Schedule Of Geographical Information [Line Items]
Total sales					$ 45,215	$ 46,640